Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Awards [Abstract]
SHARE-BASED COMPENSATION

7. SHARE-BASED COMPENSATION

Restricted Stock Units (“RSUs”)

Share-based compensation such as RSUs, incentive and non-statutory stock options, restricted shares, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under 2021 Omnibus Equity Incentive Plan (“2021 Plan”) and 2021 Second Omnibus Equity Incentive Plan (“2021 Second Plan”). An aggregate of 2,415,293 RSUs were granted under the 2021 Plan and no ordinary shares remain reserved for issuance under the 2021 Plan. There are 5,000,000 ordinary shares reserved for issuance under the Company’s 2021 Second Plan with 11,000 shares granted as of December 31, 2021.

Pursuant to a Consulting Services Agreement dated February 1, 2021, with Wellington Park, Inc., the Company granted 15,000 RSUs to each of its CEO, Bryan Bullett and the CSO, Sam Tabar, then consultants. All of these RSUs are subject to a 24-month service vesting schedule, and vest 1/24 for each month.

Pursuant to a Consulting Services Agreement dated March 31, 2021, the Company granted 120,765 RSUs to Bryan Bullett, the Chief Executive Officer and Sam Tabar, the Chief Strategy Officer, respectively, as part of the compensation for their services. All of these RSUs are subject to a 24-month service vesting schedule, and vest 1/24 for each month.

On July 29, 2021, the Company granted 1,954,400 RSUs to senior management and consultants for past services, 1,920,000 of which were immediately vested, and the remainder of which are vested per their vesting schedules.

On October 13, 2021, the Company granted 18,400 RSUs to two consultants, and the RSUs were subject to 6-month and 2-month vesting schedules, respectively.

On October 29, 2021, the Company granted 10,000 and 140,963 RSUs to an independent director and an employee for their past services. All of these RSUs were vested immediately.

On October 30, 2021, the Company granted 20,000 RSUs to an independent director in connection with the Director Agreement executed on October 18, 2021. These RSUs were vested immediately.

On December 30, 2021, the Company granted 11,000 RSUs to two employees as annual bonus. These RSUs will be vested on January 3, 2022.

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the years ended December 31, 2021 is as follows:

	Number of RSUs	Weighted average grant date fair value

Awarded and unvested as of January 1, 2021	-	$-
Granted	2,426,293	$9.18
Vested	(2,247,617)	$8.82
Awarded and unvested as of December 31, 2021	178,676	$13.76
Expected to vest as of December 31, 2022	167,365	$13.68

As of December 31, 2021, there were $1,818,721of unrecognized compensation costs related to all outstanding RSUs. These amounts are expected to be recognized over a weighted average period of 1.04 years.

During the years ended December 31, 2021, the Company recognized share-based compensation expense of $20,461,318 in connection with the above RSU awards.

Other share-based compensation

In May 2021 and July 2021, the Company issued an 80,232 and 100,000 ordinary shares as payment to two service providers for marketing and promotion services and financial consulting services, respectively. The Company recognized share-based compensation expenses aggregating $1,446,098, at per share price by reference to the closing price on issuance dates.